INTANGIBLE ASSETS, NET (Details Narrative)			12 Months Ended
	May 29, 2026 USD ($)	Jan. 24, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)
Intangible Asset, Finite-Lived [Line Items]
Intangible assets purchased with total consideration	$ 900,000	$ 2,000,000.0
Amortization expense			$ 147,855		$ 45,341	$ 5,042
Amortization of intangible assets			147,855		$ 45,341	$ 5,042
Intellectual Property [Member]
Intangible Asset, Finite-Lived [Line Items]
Amortization of intangible assets			$ 75,165	¥ 510,000